1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 49.0%

COMMON STOCKS – 7.0%

CONSTRUCTION & ENGINEERING – 0.0%**
Ashtrom Group Ltd.[0]	—	$2

DIVERSIFIED – 0.0%**
Argosy Property Ltd.	78,356	55,467
Centuria Capital Group	52,289	58,329

TOTAL DIVERSIFIED		$113,796

DIVERSIFIED REAL ESTATE ACTIVITIES – 3.1%
Airport City Ltd.*	5,513	91,990
Allreal Holding AG	1,360	241,905
City Developments Ltd.	45,500	206,515
Daito Trust Construction Co. Ltd.	5,600	637,003
Daiwa House Industry Co. Ltd.	58,600	1,812,026
Heiwa Real Estate Co. Ltd.	4,300	113,685
Isras Investment Co. Ltd.	124	26,165
JINUSHI Co. Ltd.	1,900	30,001
Kerry Properties Ltd.	65,000	103,219
Lendlease Corp. Ltd.	58,896	282,729
Mitsubishi Estate Co. Ltd.	113,800	1,576,804
Mitsui Fudosan Co. Ltd.	83,400	2,093,655
New World Development Co. Ltd.	124,000	151,981
Nomura Real Estate Holdings, Inc.	11,500	314,706
Property & Building Corp. Ltd.*	345	19,864
SAMTY Co. Ltd.	3,100	52,820
Shun Tak Holdings Ltd.*	224,000	22,365
St. Joe Co. (The)	3,145	173,604
Starts Corp., Inc.	3,100	63,593
Sumitomo Realty & Development Co. Ltd.	40,800	1,283,125
Sun Frontier Fudousan Co. Ltd.	3,900	46,641
Sun Hung Kai Properties Ltd.	129,000	1,204,008
Tokyo Tatemono Co. Ltd.	17,900	275,874
Tokyu Fudosan Holdings Corp.	53,600	358,454
UOL Group Ltd.	40,500	188,065
Wharf Holdings Ltd. (The)	89,000	260,030
YH Dimri Construction & Development Ltd.	637	46,948

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$11,677,775

OFFICE – 0.0%**
Precinct Properties Group	110,972	84,265

REAL ESTATE DEVELOPMENT – 0.5%
Aedas Homes SA	1,862	35,599
CK Asset Holdings Ltd.	161,500	728,744
DREAM Unlimited Corp., Class A	3,356	59,185
Forestar Group, Inc.*	2,103	65,740
Goldcrest Co. Ltd.	1,500	23,922
Henderson Land Development Co. Ltd.	114,735	298,956
Howard Hughes Holdings, Inc.*	2,789	223,343
Katitas Co. Ltd.	4,800	59,676
Lifestyle Communities Ltd.	9,678	112,626
Mirarth Holdings, Inc.	11,700	39,205

Description	Number of Shares	Value

Nexity SA	4,592	$76,541
Sino Land Co. Ltd.	274,000	286,211
Star Holdings*	1,373	15,913
Tosei Corp.	2,300	33,213

TOTAL REAL ESTATE DEVELOPMENT		$2,058,874

REAL ESTATE OPERATING COMPANIES – 3.4%
Aeon Mall Co. Ltd.	8,200	101,500
Alony Hetz Properties & Investments Ltd.	13,241	100,216
Amot Investments Ltd.	18,530	96,272
Aroundtown SA*	64,736	144,409
Atrium Ljungberg AB, Class B	6,191	123,669
Azrieli Group Ltd.	3,438	231,662
Big Shopping Centers Ltd.*	1,026	104,327
Blue Square Real Estate Ltd.	878	56,359
CA Immobilien Anlagen AG	4,455	146,249
Capitaland India Trust	86,834	67,871
Capitaland Investment Ltd.	232,400	510,185
Castellum AB*	36,293	467,232
Catena AB	2,801	119,425
Cibus Nordic Real Estate AB publ	6,754	79,578
Citycon OYJ	7,281	38,076
CTP NV	9,505	162,194
Deutsche Wohnen SE	4,458	108,280
DigitalBridge Group, Inc.	12,599	247,444
Dios Fastigheter AB	11,065	85,826
Electra Real Estate Ltd.	5,139	52,294
Entra ASA	6,908	75,394
Fabege AB	20,970	196,403
Fastighets AB Balder, Class B*	46,681	309,836
FRP Holdings, Inc.*	573	33,291
G City, Ltd.*	15,860	50,739
Gav-Yam Lands Corp. Ltd.	5,012	40,568
Grainger PLC	65,116	216,243
Grand City Properties SA*	8,002	77,673
Hang Lung Group Ltd.	79,000	95,102
Hang Lung Properties Ltd.	157,000	182,271
Hongkong Land Holdings Ltd.	99,700	311,214
Hufvudstaden AB, Class A	11,486	148,524
Hulic Co. Ltd.	52,200	576,410
Hysan Development Co. Ltd.	50,001	86,301
Ichigo, Inc.	19,800	52,783
Intershop Holding AG	108	77,488
Israel Canada T.R Ltd.	21,299	71,838
Keihanshin Building Co. Ltd.	4,900	49,515
Kennedy-Wilson Holdings, Inc.	10,343	108,084
Kojamo OYJ	15,835	187,731
LEG Immobilien SE*	6,349	526,838
Leopalace21 Corp.*	25,000	69,931
Mega Or Holdings Ltd.	1,802	41,180
Melisron Ltd.	2,063	151,287
Mivne Real Estate KD Ltd.	51,091	138,245
Mobimo Holding AG	620	183,172

January 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

NP3 Fastigheter AB	3,830	$75,454
Nyfosa AB	13,690	122,449
Pandox AB	7,952	109,040
Platzer Fastigheter Holding AB, Class B	8,600	70,058
PSP Swiss Property AG	3,919	521,607
Sagax AB, Class B	16,214	394,022
Sirius Real Estate Ltd.	80,598	92,564
StorageVault Canada, Inc.	20,835	83,219
Summit Real Estate Holdings Ltd.	2,479	32,808
Swire Properties Ltd.	88,200	164,826
Swiss Prime Site AG	6,660	674,561
TAG Immobilien AG*	14,769	206,719
TKP Corp.*	1,700	19,283
TOC Co. Ltd.	5,500	26,354
Tricon Residential, Inc.	22,218	244,581
VGP NV	1,140	133,709
Vonovia SE	70,277	2,189,294
Wallenstam AB, Class B	29,894	150,061
Wharf Real Estate Investment Co. Ltd.	132,000	386,738
Wihlborgs Fastigheter AB	24,243	216,724

TOTAL REAL ESTATE OPERATING COMPANIES		$13,015,200

RETAIL – 0.0%**
Kiwi Property Group Ltd.	162,752	86,416

TOTAL COMMON STOCKS (COST $29,527,744)		$27,036,328

EXCHANGE-TRADED FUNDS – 8.2%

REAL ESTATE – 8.2%
Balanced Commercial Property Trust Ltd.	64,435	61,798
Schwab U.S. REIT ETF#	934,000	18,390,460
Vanguard Global ex-U.S. Real Estate ETF	318,500	12,943,840

TOTAL REAL ESTATE		$31,396,098

TOTAL EXCHANGE-TRADED FUNDS (COST $30,492,405)		$31,396,098

INVESTMENT COMPANY – 2.3%

EQUITY FUNDS – 2.3%

Tortoise Energy Infrastructure Total Return Fund, Institutional Class	612,173	8,717,337

TOTAL INVESTMENT COMPANY (COST $7,451,174)		$8,717,337

REAL ESTATE INVESTMENT TRUSTS – 31.5%

DATA CENTER – 2.7%
Digital Realty Trust, Inc.	26,124	3,669,377
Equinix, Inc.	8,032	6,664,713
Keppel DC REIT	117,495	147,529

TOTAL DATA CENTER		$10,481,619

DIVERSIFIED – 2.5%
ABRDN Property Income Trust Ltd.	30,168	20,861
Activia Properties, Inc.	50	136,168
AEW UK REIT PLC	21,753	26,673
Alexander & Baldwin, Inc.	7,229	125,206
American Assets Trust, Inc.	4,162	93,354
Armada Hoffler Properties, Inc.	5,648	67,550
Artis REIT	9,473	45,869

Description	Number of Shares	Value

British Land Co. PLC (The)	80,404	$386,479
Broadstone Net Lease, Inc.	15,966	256,574
Charter Hall Group	40,521	316,051
Charter Hall Long Wale REIT	60,658	147,697
Covivio SA	4,089	198,005
Cromwell European REIT	48,300	72,935
CTO Realty Growth, Inc.	1,651	27,298
Custodian Property Income REIT PLC	42,620	38,527
Daiwa House REIT Investment Corp.	180	318,042
Empire State Realty Trust, Inc., Class A	11,206	106,681
Essential Properties Realty Trust, Inc.	13,366	332,947
Gladstone Commercial Corp.	4,528	58,049
Global Net Lease, Inc.	16,773	141,732
GPT Group (The)	166,819	504,190
Growthpoint Properties Australia Ltd.	26,398	41,314
H&R REIT	12,857	94,196
Hankyu Hanshin REIT, Inc.	53	52,480
Heiwa REIT, Inc.	85	78,994
Hulic REIT, Inc.	110	115,837
ICADE	2,678	90,667
KDX Realty Investment Corp.	356	386,689
Land Securities Group PLC	64,392	542,870
Lar Espana Real Estate Socimi SA	4,971	33,352
LXI REIT PLC	162,828	217,164
Merlin Properties Socimi SA	28,879	294,081
Mirvac Group	349,883	491,726
Mori Trust REIT, Inc.	222	112,737
NIPPON REIT Investment Corp.	39	90,307
Nomura Real Estate Master Fund, Inc.	403	440,989
NTT UD REIT Investment Corp.	127	107,844
One Liberty Properties, Inc.	890	18,014
Picton Property Income Ltd.	63,920	54,229
REIT 1 Ltd.	18,315	81,760
Schroder REIT Ltd.	45,679	26,272
Sekisui House REIT, Inc.	364	193,607
Sella Capital Real Estate Ltd.	19,590	44,141
Star Asia Investment Corp.	211	82,734
Stockland	211,405	624,302
Sunlight REIT	139,000	33,922
Suntec REIT	186,000	164,429
Takara Leben Real Estate Investment Corp.	43	30,585
Tokyu REIT, Inc.	79	92,121
Tosei REIT Investment Corp.	51	49,197
UK Commercial Property REIT Ltd.	66,143	53,578
United Urban Investment Corp.	265	268,320
WP Carey, Inc.	18,733	1,160,697
Yuexiu REIT	325,000	44,083

TOTAL DIVERSIFIED		$9,634,126

HEALTH CARE – 2.7%
Aedifica SA	4,074	265,480
Assura PLC	251,668	141,610
CareTrust REIT, Inc.	9,961	208,384
Cofinimmo SA	3,001	218,105
Community Healthcare Trust, Inc.	2,215	56,682
Diversified Healthcare Trust	21,807	62,586
Global Medical REIT, Inc.	6,614	66,868
Health Care & Medical Investment Corp.	33	29,456

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Healthcare Realty Trust, Inc.	32,630	$525,669
Healthpeak Properties, Inc.	46,867	867,040
Impact Healthcare REIT PLC	38,181	41,246
LTC Properties, Inc.	3,548	110,591
Medical Properties Trust, Inc.#	51,210	158,751
National Health Investors, Inc.	3,718	197,723
NorthWest Healthcare Properties REIT	12,608	45,951
Omega Healthcare Investors, Inc.	20,989	608,681
Parkway Life REIT	42,700	111,896
Physicians Realty Trust	20,954	256,477
Primary Health Properties PLC	117,554	144,242
Sabra Health Care REIT, Inc.	19,715	262,998
Target Healthcare REIT PLC	77,461	81,515
Universal Health Realty Income Trust	1,459	58,083
Ventas, Inc.	34,472	1,599,156
Welltower, Inc.	47,540	4,112,685

TOTAL HEALTH CARE		$10,231,875

HOTEL & RESORT – 1.1%
Apple Hospitality REIT, Inc.	18,162	291,682
Ashford Hospitality Trust, Inc.*,#	121	201
Braemar Hotels & Resorts, Inc.	15,550	35,454
CapitaLand Ascott Trust	186,749	133,140
CDL Hospitality Trusts	59,214	45,356
Chatham Lodging Trust	5,931	62,276
DiamondRock Hospitality Co.	18,163	166,010
Far East Hospitality Trust	94,900	45,906
Hoshino Resorts REIT, Inc.	22	76,780
Host Hotels & Resorts, Inc.	60,434	1,161,541
Hotel Property Investments Ltd., REIT	17,262	33,759
Invincible Investment Corp.	578	237,617
Japan Hotel REIT Investment Corp.	412	211,726
Park Hotels & Resorts, Inc.	17,989	271,274
Pebblebrook Hotel Trust	10,735	163,387
RLJ Lodging Trust	13,351	154,605
Ryman Hospitality Properties, Inc.	5,115	562,138
Service Properties Trust	14,202	109,781
Summit Hotel Properties, Inc.	11,188	72,498
Sunstone Hotel Investors, Inc.	18,168	193,853
Xenia Hotels & Resorts, Inc.	8,888	118,477

TOTAL HOTEL & RESORT		$4,147,461

INDUSTRIAL – 5.9%
Advance Logistics Investment Corp.	45	39,104
AIMS APAC REIT	43,700	42,595
Americold Realty Trust, Inc.	22,771	626,202
CapitaLand Ascendas REIT	314,500	681,594
Centuria Industrial REIT	60,763	128,724
Dexus Industria REIT	20,663	37,753
Dream Industrial REIT	12,380	123,574
EastGroup Properties, Inc.	3,904	692,687
ESR-LOGOS REIT	212,393	49,037
First Industrial Realty Trust, Inc.	11,332	583,825
Frasers Logistics & Commercial Trust	286,420	238,428
GLP J-REIT	345	308,028
Goodman Group	147,505	2,448,461
Goodman Property Trust	90,440	123,673
Granite REIT	2,802	150,953

Description	Number of Shares	Value

Industrial & Infrastructure Fund Investment Corp.	129	$116,738
Innovative Industrial Properties, Inc.	2,393	223,099
Intervest Offices & Warehouses NV	2,822	63,358
Japan Logistics Fund, Inc.	78	144,224
LaSalle Logiport REIT	161	163,037
LondonMetric Property PLC	87,894	214,760
LXP Industrial Trust	24,681	224,350
Mapletree Industrial Trust	188,570	343,453
Mapletree Logistics Trust	273,250	314,203
Mitsubishi Estate Logistics REIT Investment Corp.	42	105,227
Mitsui Fudosan Logistics Park, Inc.	49	146,899
Montea NV	1,303	111,843
Nexus Industrial REIT	3,140	18,824
Nippon Prologis REIT, Inc.	204	362,957
Plymouth Industrial REIT, Inc.	3,225	71,402
Prologis, Inc.	78,577	9,954,920
Rexford Industrial Realty, Inc.	18,053	949,407
Segro PLC	105,168	1,168,003
SOSiLA Logistics REIT, Inc.	61	49,539
STAG Industrial, Inc.	15,433	570,095
Terreno Realty Corp.	6,445	384,960
Tritax Big Box REIT PLC	163,097	341,458
Urban Logistics REIT PLC	48,614	76,976
Warehouses De Pauw	13,501	395,001

TOTAL INDUSTRIAL		$22,789,371

MULTI-FAMILY RESIDENTIAL – 3.0%
Advance Residence Investment Corp.	127	279,674
Altarea SCA	322	28,171
Apartment Income REIT Corp.	12,593	411,665
Apartment Investment & Management Co., Class A*	16,412	121,941
AvalonBay Communities, Inc.	12,166	2,177,836
Boardwalk REIT	2,414	125,328
BRT Apartments Corp.	1,574	26,443
Camden Property Trust	9,147	858,355
Canadian Apartment Properties REIT	7,253	251,774
Care Property Invest NV*	2,766	38,831
Centerspace	1,362	74,583
Clipper Realty, Inc.	9,929	50,241
Comforia Residential REIT, Inc.	60	125,750
Daiwa Securities Living Investments Corp.	214	153,964
Elme Communities	7,525	108,962
Empiric Student Property PLC	51,684	59,878
Equity Residential	28,378	1,708,072
Essex Property Trust, Inc.	5,499	1,282,752
Home REIT PLC*,(1)	42,087	—
Independence Realty Trust, Inc.	19,494	286,367
Ingenia Communities Group	40,228	116,522
InterRent REIT	6,334	63,460
Irish Residential Properties REIT PLC	33,709	41,966
Killam Apartment REIT	4,993	69,559
Mid-America Apartment Communities, Inc.	9,996	1,263,295
Minto Apartment REIT	1,676	20,582
Morguard North American Residential REIT	1,808	20,360
NexPoint Residential Trust, Inc.	2,292	70,019

January 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Nippon Accommodations Fund, Inc.	43	$179,015
Samty Residential Investment Corp.	61	44,450
Starts Proceed Investment Corp.	19	26,229
Triple Point Social Housing REIT PLC	36,682	27,014
UDR, Inc.	25,925	933,819
UNITE Group PLC (The)	33,973	434,033
Veris Residential, Inc.	6,873	104,813
Xior Student Housing NV	2,488	74,518

TOTAL MULTI-FAMILY RESIDENTIAL		$11,660,241

OFFICE – 2.4%
Alexandria Real Estate Equities, Inc.	13,398	1,619,818
Allied Properties REIT	5,371	77,981
Boston Properties, Inc.	12,370	822,605
Centuria Office REIT	38,286	33,149
Champion REIT	160,000	38,099
City Office REIT, Inc.	9,220	48,405
CLS Holdings PLC	25,558	31,786
COPT Defense Properties	9,589	225,917
Cousins Properties, Inc.	13,003	297,899
Cromwell Property Group	136,773	36,894
Daiwa Office Investment Corp.	24	102,312
Derwent London PLC	9,547	257,309
Dexus	93,667	474,018
Douglas Emmett, Inc.	14,285	193,562
Dream Office REIT	5,053	40,741
Easterly Government Properties, Inc.	8,137	99,922
Equity Commonwealth	7,819	149,421
GDI Property Group Partnership	37,938	16,460
Gecina SA	4,398	485,041
Global One Real Estate Investment Corp.	95	70,775
Great Portland Estates PLC	21,750	114,442
Helical PLC	17,407	45,058
Highwoods Properties, Inc.	9,055	207,993
Hudson Pacific Properties, Inc.	9,452	77,412
Ichigo Office REIT Investment Corp.	132	74,175
Inmobiliaria Colonial Socimi SA	24,501	147,307
Japan Excellent, Inc.	109	90,120
Japan Prime Realty Investment Corp.	85	203,517
Japan Real Estate Investment Corp.	122	467,692
JBG SMITH Properties	9,549	152,784
Keppel REIT	160,800	110,585
Kilroy Realty Corp.	9,140	326,846
Mirai Corp.	207	63,296
Mori Hills REIT Investment Corp.	139	129,362
NET Lease Office Properties	1,278	31,665
Nippon Building Fund, Inc.	145	586,686
NSI NV	1,341	28,658
One REIT, Inc.	24	44,136
Orix JREIT, Inc.	235	271,827
Paramount Group, Inc.	15,147	71,948
Peakstone Realty Trust	4,237	61,352
Prosperity REIT	87,000	13,857
SL Green Realty Corp.	5,643	253,653
Vornado Realty Trust	11,552	314,099
Workspace Group PLC	17,247	113,446

TOTAL OFFICE		$9,124,030

Description	Number of Shares	Value

OTHER SPECIALIZED – 1.7%
Arena REIT	35,122	$79,636
Charter Hall Social Infrastructure REIT	35,768	64,528
EPR Properties	6,406	283,594
Farmland Partners, Inc.	3,836	43,040
Four Corners Property Trust, Inc.	7,695	180,140
Gaming and Leisure Properties, Inc.	22,876	1,044,289
Gladstone Land Corp.	3,854	54,573
Iron Mountain, Inc.	25,014	1,688,945
Rural Funds Group	32,605	44,090
Safehold, Inc.	3,680	73,085
Uniti Group, Inc.	20,447	107,551
VICI Properties, Inc.	89,451	2,694,264

TOTAL OTHER SPECIALIZED		$6,357,735

REAL ESTATE OPERATING COMPANIES – 0.0%**
Seritage Growth Properties, Class A*,#	5,575	51,011

RETAIL – 6.0%
Acadia Realty Trust	8,152	139,073
AEON REIT Investment Corp.	147	138,515
Agree Realty Corp.	8,192	488,325
Alexander’s, Inc.	134	29,452
Brixmor Property Group, Inc.	25,752	577,875
BWP Trust	42,243	94,592
CapitaLand China Trust	120,900	75,096
CapitaLand Integrated Commercial Trust	447,347	666,890
Carmila SA*	7,784	138,314
CBL & Associates Properties, Inc.	2,691	62,916
Charter Hall Retail REIT	49,743	120,182
Choice Properties REIT	15,157	158,283
Crombie REIT	4,825	48,772
CT REIT	6,101	65,845
Eurocommercial Properties NV	4,984	111,662
Federal Realty Investment Trust	6,294	640,289
First Capital REIT	10,254	120,581
Fortune REIT	131,000	75,010
Frasers Centrepoint Trust	104,623	178,950
Frontier Real Estate Investment Corp.	44	130,059
Fukuoka REIT Corp.	64	75,702
Getty Realty Corp.	4,149	114,761
Hamborner REIT AG	9,415	66,549
Hammerson PLC	292,015	99,652
HMC Capital Ltd.	20,904	82,908
HomeCo Daily Needs REIT	152,785	125,774
InvenTrust Properties Corp.	5,758	142,971
Japan Metropolitan Fund Invest	624	423,598
Kimco Realty Corp.	59,660	1,205,131
Kite Realty Group Trust	19,182	410,495
Klepierre SA	16,712	432,685
Lendlease Global Commercial REIT	145,125	67,952
Link REIT	219,500	1,100,943
Macerich Co. (The)	18,914	298,652
Mapletree Pan Asia Commercial Trust	187,123	202,638
Mercialys SA	4,343	49,409
NETSTREIT Corp.	5,918	107,530
NewRiver REIT PLC	17,295	17,001
NNN REIT, Inc.	15,630	630,514

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Phillips Edison & Co., Inc.	10,352	$359,318
Primaris REIT	2,451	25,322
Realty Income Corp.	72,171	3,925,397
Regency Centers Corp.	14,074	882,018
Region RE Ltd.	98,776	145,429
Retail Estates NV	1,199	78,547
Retail Opportunity Investments Corp.	10,776	146,446
RioCan REIT	12,827	174,499
Sasseur REIT	61,100	30,479
Saul Centers, Inc.	944	36,117
Scentre Group	444,652	883,989
Shaftesbury Capital PLC	167,331	281,885
Simon Property Group, Inc.	28,221	3,911,713
SITE Centers Corp.	15,422	205,421
Slate Grocery REIT, Class U	2,915	27,211
SmartCentres REIT	7,835	143,710
Starhill Global REIT	158,600	60,785
Supermarket Income REIT PLC	106,288	108,859
Tanger, Inc.	9,484	255,120
Unibail-Rodamco-Westfield*	9,347	669,289
Urban Edge Properties	10,097	174,375
Vastned Retail NV	2,088	46,088
Vicinity Ltd.	330,292	438,432
Waypoint REIT Ltd.	71,780	115,559
Wereldhave NV	2,996	44,877
Whitestone REIT	4,055	52,391

TOTAL RETAIL		$22,938,822

SELF-STORAGE – 2.2%
Abacus Storage King	34,498	25,606
Big Yellow Group PLC	15,433	223,162
CubeSmart	19,264	832,590
Extra Space Storage, Inc.	18,212	2,630,541
National Storage Affiliates Trust	6,620	247,257
National Storage REIT	108,509	162,732
Public Storage	13,608	3,853,650
Safestore Holdings PLC	19,154	199,474
Shurgard Self Storage Ltd.	2,600	120,593

TOTAL SELF-STORAGE		$8,295,605

SINGLE-FAMILY RESIDENTIAL – 1.3%
American Homes 4 Rent, Class A	27,248	955,042
Equity LifeStyle Properties, Inc.	16,007	1,083,514
Invitation Homes, Inc.	49,750	1,638,268
PRS REIT PLC (The)	46,884	50,018
Sun Communities, Inc.	10,661	1,336,356
UMH Properties, Inc.	5,237	79,131

TOTAL SINGLE-FAMILY RESIDENTIAL		$5,142,329

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $124,180,357)		$120,854,225

TOTAL REAL ESTATE RELATED SECURITIES (COST $191,651,680)		$188,003,988

Description	Number of Shares	Value

COMMODITY RELATED SECURITIES – 47.0%

EXCHANGE-TRADED FUNDS – 1.6%

COMMODITY – 1.6%
SPDR S&P Global Natural Resources ETF	119,300	$6,368,234

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$6,368,234

INVESTMENT COMPANIES – 45.4%

COMMODITY – 45.4%
Vanguard Commodity Strategy Fund, Admiral Shares	2,404,175	59,479,295
DFA Commodity Strategy Portfolio, Institutional Class	24,160,425	105,822,661
Parametric Commodity Strategy Fund, Institutional Class	513,362	3,080,170
Credit Suisse Commodity Return Strategy Fund, Class I	254,419	5,671,008

TOTAL COMMODITY		$174,053,134

TOTAL INVESTMENT COMPANIES (COST $194,129,576)		$174,053,134

TOTAL COMMODITY RELATED SECURITIES (COST $199,232,521)		$180,421,368

SHORT-TERM INVESTMENTS – 3.3%

MONEY MARKET FUND – 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%^	12,397,430	12,397,430

TOTAL SHORT-TERM INVESTMENT (COST $12,397,430)		$12,397,430

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.5%

	Par Value

REPURCHASE AGREEMENTS – 2.5%
Bank of Montreal, 5.31%, dated 1/31/24,due 2/01/24, repurchase price $1,825,785, collateralized by U.S. Government Agency Securities, 4.00% to 6.00%, maturing 12/01/38 to 2/01/54; total market value of $1,862,026.	$1,825,516	1,825,516
BNP Paribas SA, 5.32%, dated 1/31/24, due 2/01/24, repurchase price $1,825,786, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/15/31 to 10/20/53; total market value of $1,862,026.	1,825,516	1,825,516
Citigroup Global Markets Ltd., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $531,316, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 11/01/32 to 12/20/69; total market value of $541,862.	531,237	531,237
HSBC Securities USA, Inc., 5.31%, dated 1/31/24, due 2/01/24, repurchase price $1,825,785, collateralized by U.S. Government Agency Securities, 1.50% to 8.00%, maturing 9/01/28 to 2/01/54; total market value of $1,862,026.	1,825,516	1,825,516

January 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value	Value

Nomura Securities International, Inc., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $1,825,786, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/06/24 to 5/15/65; total market value of $1,862,026.	$1,825,516	$1,825,516

TD Securities, Inc., 5.32%, dated 1/31/24,due 2/01/24, repurchase price $1,825,786, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 6/01/50 to 1/01/54; total market value of $1,862,026.	1,825,516	1,825,516

TOTAL REPURCHASE AGREEMENTS (COST $9,658,817)		$9,658,817

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,658,817)		$9,658,817

Description	Value

TOTAL INVESTMENTS – 101.8% (Cost $412,940,448)	$390,481,603

COLLATERAL FOR SECURITIES ON LOAN – (2.5%)	(9,658,817)

OTHER ASSETS LESS LIABILITIES – 0.7%	2,869,692

TOTAL NET ASSETS – 100.0%	$383,692,478

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities
Real Estate Related Securities
Common Stocks
Construction & Engineering	$—	$2	$—	$2
Diversified	—	113,796	—	113,796
Diversified Real Estate Activities	173,604	11,504,171	—	11,677,775
Office	—	84,265	—	84,265
Real Estate Development	364,181	1,694,693	—	2,058,874
Real Estate Operating Companies	716,619	12,298,581	—	13,015,200
Retail	—	86,416	—	86,416
Exchange-Traded Funds	31,334,300	61,798	—	31,396,098
Investment Company	8,717,337	—	—	8,717,337
Real Estate Investment Trusts
Data Center	10,334,090	147,529	—	10,481,619
Diversified	2,528,167	7,105,959	—	9,634,126
Health Care	9,198,325	1,033,550	—	10,231,875
Hotel & Resort	3,363,177	784,284	—	4,147,461
Industrial	14,574,298	8,215,073	—	22,789,371
Multi-Family Residential	10,030,226	1,630,015	—(a)	11,660,241
Office	5,074,023	4,050,007	—	9,124,030
Other Specialized	6,169,481	188,254	—	6,357,735
Real Estate Operating Companies	51,011	—	—	51,011
Retail	15,560,523	7,378,299	—	22,938,822
Self-Storage	7,564,038	731,567	—	8,295,605
Single-Family Residential	5,092,311	50,018	—	5,142,329
Commodity Related Securities
Exchange-Traded Funds	6,368,234	—	—	6,368,234
Investment Companies	174,053,134	—	—	174,053,134
Money Market Fund	12,397,430	—	—	12,397,430

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (concluded)

	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$9,658,817	$—	$9,658,817

Total Investments in Securities	$323,664,509	$66,817,094	$—	$390,481,603

(a)	Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

0	Rounds to less than 1 share.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

RE	Reinsurance

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

January 31, 2024 (unaudited)